SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE BASED COMPENSATION [Abstract]
Employee Share Option Activity
The following table summarizes the Company’s share option activity under the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$
Outstanding, January 1, 2019	35,706,882	12.54
Granted	15,327,884	15.00
Exercised	(3,736,976)	5.58
Forfeited	(109,236)	14.24
Outstanding, December 31, 2019	47,188,554	13.89	8.18	1,242,496
Vested and expected to vest at December 31, 2019	47,188,554	13.89
Exercisable as of December 31, 2019	19,664,736	12.35	7.35	548,035
Outstanding, January 1, 2020	47,188,554	13.89
Granted	5,809,024	18.59
Exercised	(5,486,180)	11.29
Forfeited	(45,678)	14.09
Outstanding, December 31, 2020	47,465,720	14.76	7.57	8,747,373
Vested and expected to vest at December 31, 2020	47,465,720	14.76
Exercisable as of December 31, 2020	25,298,368	13.73	7.03	4,688,260
Outstanding, January 1, 2021	47,465,720	14.76
Granted	4,162,121	269.09
Exercised	(5,405,228)	14.44
Forfeited	–
Outstanding, December 31, 2021	46,222,613	37.70	6.89	8,822,987
Vested and expected to vest at December 31, 2021	46,222,613	37.70
Exercisable as of December 31, 2021	30,707,210	14.13	6.32	6,435,641

Assumptions Used for Estimated Fair Value of Options
The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes option pricing model with the following assumptions.

	Granted in 2019	Granted in 2020	Granted in 2021

Risk-free interest rates	2.34% – 2.68%	0.39% – 1.66%	0.74% – 1.07%
Expected term	5.5 – 8.5 years	5.5 – 7.5 years	5.6 – 7.5 years
Expected volatility	33.0% – 35.0%	32.4% – 33.7%	32.1% – 33.0%
Expected dividend yield	–	–	–
Fair value of share options	$4.58 – $13.59	$13.81 – $50.58	$71.70 – $84.14

RSAs/RSUs Activity
The following table summarizes the Company’s RSAs/RSUs activity under the Plan:

	Number of RSAs/RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Unvested, January 1, 2019	4,754,972	12.34	9.17	53,826
Granted	6,249,313	20.50
Vested	(2,131,415)	13.67
Forfeited	(791,433)	15.22
Unvested, December 31, 2019 and January 1, 2020	8,081,437	18.02	8.93	325,035
Granted	5,034,735	72.37
Vested	(3,332,063)	19.25
Forfeited	(442,181)	28.74
Unvested, December 31, 2020 and January 1, 2021	9,341,928	46.36	8.64	1,859,511
Granted	3,551,491	258.97
Vested	(4,127,006)	40.59
Forfeited	(637,193)	102.92
Unvested, December 31, 2021	8,129,220	137.76	8.47	1,818,588

Total Compensation Expense of RSAs, RSUs and SARs Granted to Employees
Total compensation expense relating to share options, RSAs, RSUs and SARs granted to employees after deducting forfeitures recognized for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Year ended December 31,
	2019	2020	2021
	$	$	$
Share options:

Cost of revenue	244	130	390
Sales and marketing expenses	156	69	5
General and administrative expenses	71,787	179,544	207,204
Research and development expenses	567	401	33
	72,754	180,144	207,632

Cash received for the exercise in the respective years	20,867	61,949	77,639

RSAs/ RSUs:

Cost of revenue	1,714	4,385	8,318
Sales and marketing expenses	3,017	10,100	23,350
General and administrative expenses	26,761	37,433	67,421
Research and development expenses	11,429	45,820	148,592
	42,921	97,738	247,681

SARs:

Cost of revenue	319	2,867	3,389
Sales and marketing expenses	749	5,462	6,850
General and administrative expenses	313	3,534	3,658
Research and development expenses	13	501	1,114
	1,394	12,364	15,011